Amundi Climate Transition Core Bond Fund
Schedule of Investments  |  April 30, 2023

A: CTBAX	C: ACTCX	K: ACTKX	Y: CTCYX

Schedule of Investments  |  4/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.2%
	Asset Backed Securities — 1.2% of Net Assets
250,000	Tesla Auto Lease Trust, Series 2021-A, Class B, 1.02%, 3/20/25 (144A)	$ 243,159
	Total Asset Backed Securities (Cost $242,025)	$243,159

	Commercial Mortgage-Backed Securities—5.0% of Net Assets
476,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG04, Class A2, 1.487%, 11/25/30	$ 395,271
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG06, Class A2, 1.777%, 10/25/31	417,188
250,000	SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41 (144A)	203,251
	Total Commercial Mortgage-Backed Securities (Cost $1,026,009)	$1,015,710

	Corporate Bonds — 45.2% of Net Assets
	Aerospace & Defense — 0.5%
100,000	Boeing Co., 5.805%, 5/1/50	$ 99,465
	Total Aerospace & Defense	$99,465

	Auto Manufacturers — 4.1%
200,000	American Honda Finance Corp., 4.75%, 1/12/26	$ 201,990
150,000	Daimler Truck Finance North America LLC, 5.125%, 1/19/28 (144A)	151,082
200,000	Ford Motor Credit Co. LLC, 6.95%, 3/6/26	201,835
70,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	71,977
200,000	Toyota Motor Credit Corp., 4.625%, 1/12/28	203,498
	Total Auto Manufacturers	$830,382

	Banks — 18.7%
300,000(a)	Bank of America Corp., 1.658% (SOFR + 91 bps), 3/11/27	$ 271,106
120,000(a)	Bank of America Corp., 2.687% (SOFR + 132 bps), 4/22/32	100,275
300,000(a)	Bank of New York Mellon Corp., 4.543% (SOFR + 117 bps), 2/1/29	298,169
150,000	Bank of Nova Scotia, 4.75%, 2/2/26	149,682
200,000(a)	BNP Paribas S.A., 5.125% (1 Year CMT Index + 145 bps), 1/13/29 (144A)	200,966
200,000(a)	CaixaBank SA, 6.208% (SOFR + 270 bps), 1/18/29 (144A)	202,395
100,000	Citigroup, Inc., 4.45%, 9/29/27	97,714
100,000(a)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 130 bps), 5/1/29	96,073
100,000(a)	JPMorgan Chase & Co., 5.717% (SOFR + 258 bps), 9/14/33	103,234
1Amundi Climate Transition Core Bond Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
250,000	KeyBank N.A., 5.00%, 1/26/33	$ 232,408
130,000(a)	Morgan Stanley, 2.484% (SOFR + 136 bps), 9/16/36	99,919
30,000(a)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	30,159
250,000	National Australia Bank, Ltd., 6.429%, 1/12/33 (144A)	258,786
200,000(a)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	202,324
20,000(a)	PNC Financial Services Group, Inc., 5.068% (SOFR + 193 bps), 1/24/34	19,689
200,000(a)	Societe Generale S.A., 6.446% (1 Year CMT Index + 255 bps), 1/10/29 (144A)	204,138
200,000(a)	Standard Chartered Plc, 6.17% (1 Year CMT Index + 205 bps), 1/9/27 (144A)	202,858
85,000(a)	State Street Corp., 4.821% (SOFR + 157 bps), 1/26/34	84,667
200,000	Sumitomo Mitsui Financial Group, Inc., 5.52%, 1/13/28	204,581
145,000(a)	Truist Financial Corp., 4.873% (SOFR + 144 bps), 1/26/29	141,934
200,000(a)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	199,431
300,000(a)	US Bancorp, 4.653% (SOFR + 123 bps), 2/1/29	291,919
100,000(a)	Wells Fargo & Co., 3.526% (SOFR + 151 bps), 3/24/28	94,494
	Total Banks	$3,786,921

	Beverages — 1.5%
300,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	$ 301,823
	Total Beverages	$301,823

	Biotechnology — 0.2%
35,000	Amgen, Inc., 5.25%, 3/2/33	$ 36,011
	Total Biotechnology	$36,011

	Chemicals — 0.1%
26,000	Albemarle Corp., 5.05%, 6/1/32	$ 25,074
	Total Chemicals	$25,074

	Computers — 1.4%
405,000	Apple, Inc., 2.65%, 2/8/51	$ 284,645
	Total Computers	$284,645

	Diversified Financial Services — 2.3%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$ 134,497
100,000	Air Lease Corp., 5.30%, 2/1/28	98,946
50,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	50,385
Amundi Climate Transition Core Bond Fund |  | 4/30/232

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
150,000(a)	Capital One Financial Corp., 5.468% (SOFR + 208 bps), 2/1/29	$ 147,577
30,000(a)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	29,231
	Total Diversified Financial Services	$460,636

	Electric — 1.0%
100,000	Eversource Energy, 5.45%, 3/1/28	$ 103,708
100,000	WEC Energy Group, Inc., 4.75%, 1/15/28	100,558
	Total Electric	$204,266

	Hand & Machine Tools — 0.4%
85,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 86,599
	Total Hand & Machine Tools	$86,599

	Healthcare-Products — 0.2%
45,000	Medtronic Global Holdings SCA, 4.50%, 3/30/33	$ 45,419
	Total Healthcare-Products	$45,419

	Insurance — 1.7%
150,000	Metropolitan Life Global Funding I, 5.05%, 1/6/28 (144A)	$ 152,514
80,000	New York Life Global Funding, 4.55%, 1/28/33 (144A)	79,521
100,000	New York Life Global Funding, 4.85%, 1/9/28 (144A)	101,533
	Total Insurance	$333,568

	Internet — 1.4%
385,000	Amazon.com, Inc., 3.10%, 5/12/51	$ 291,009
	Total Internet	$291,009

	Machinery-Diversified — 0.2%
40,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 39,584
	Total Machinery-Diversified	$39,584

	Media — 1.4%
420,000	Comcast Corp., 2.887%, 11/1/51	$ 287,024
	Total Media	$287,024

	Pharmaceuticals — 4.6%
330,000	AbbVie, Inc., 4.25%, 11/21/49	$ 289,268
315,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	285,768
300,000	Cigna Group, 4.375%, 10/15/28	297,957
55,000	CVS Health Corp., 5.25%, 2/21/33	56,177
	Total Pharmaceuticals	$929,170

3Amundi Climate Transition Core Bond Fund |  | 4/30/23

Principal Amount USD ($)		Value
	REITs — 0.7%
100,000	Simon Property Group LP , 5.50%, 3/8/33	$ 101,788
35,000	Sun Communities Operating LP , 5.70%, 1/15/33	35,046
	Total REITs	$136,834

	Retail — 2.0%
100,000	AutoZone, Inc., 4.50%, 2/1/28	$ 99,784
100,000	Lowe's Cos., Inc., 5.15%, 7/1/33	101,920
200,000	Target Corp., 4.40%, 1/15/33	199,958
	Total Retail	$401,662

	Semiconductors — 0.5%
120,000	Broadcom, Inc., 3.469%, 4/15/34 (144A)	$ 99,140
	Total Semiconductors	$99,140

	Software — 1.4%
410,000	Microsoft Corp., 2.525%, 6/1/50	$ 290,896
	Total Software	$290,896

	Telecommunications — 0.9%
135,000	AT&T, Inc., 3.50%, 9/15/53	$ 96,826
125,000	Verizon Communications, Inc., 3.55%, 3/22/51	94,817
	Total Telecommunications	$191,643

	Total Corporate Bonds (Cost $9,113,284)	$9,161,771

	Foreign Government Bonds — 5.0% of Net Assets
	Israel — 1.0%
200,000	Israel Government International Bond, 4.500%, 1/17/33	$ 199,511
	Total Israel	$199,511

	Supranational — 4.0%
850,000	European Investment Bank, 2.125%, 4/13/26	$ 810,220
	Total Supranational	$810,220

	Total Foreign Government Bonds (Cost $1,008,804)	$1,009,731

	U.S. Government and Agency Obligations — 40.8% of Net Assets
823,859	Federal Home Loan Mortgage Corp., 1.500%, 3/1/37	$ 724,698
256,632	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	222,434
844,174	Federal Home Loan Mortgage Corp., 2.500%, 3/1/52	731,242
796,094	Federal Home Loan Mortgage Corp., 3.000%, 4/1/42	729,170
796,088	Federal Home Loan Mortgage Corp., 3.500%, 6/1/52	740,223
Amundi Climate Transition Core Bond Fund |  | 4/30/234

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
741,295	Federal Home Loan Mortgage Corp., 5.000%, 2/1/53	$ 737,141
736,141	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	742,247
881,842	Federal National Mortgage Association, 2.000%, 2/1/52	734,614
636,689	Federal National Mortgage Association, 2.500%, 7/1/37	591,552
837,695	Federal National Mortgage Association, 2.500%, 4/1/52	726,076
250,000	Federal National Mortgage Association, 3.010%, 8/1/34	221,661
500,000	Federal National Mortgage Association, 3.190%, 6/1/29	471,342
70,000(b)	U.S. Treasury Bills, 5/30/23	69,768
784,700	U.S. Treasury Bonds, 4.000%, 11/15/52	833,131
	Total U.S. Government and Agency Obligations (Cost $8,280,457)	$8,275,299

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.2% (Cost $19,670,579)	$19,705,670
	OTHER ASSETS AND LIABILITIES — 2.8%	$557,978
	net assets — 100.0%	$20,263,648

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2023, the value of these securities amounted to $2,385,373, or 11.8% of net assets.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2023.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
5Amundi Climate Transition Core Bond Fund |  | 4/30/23

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
23	U.S. 2 Year Note (CBT)	6/30/23	$4,695,117	$4,741,773	$46,656
4	U.S. 5 Year Note (CBT)	6/30/23	429,587	438,969	9,382
3	U.S. Ultra Bond (CBT)	6/21/23	430,321	424,219	(6,102)
			$5,555,025	$5,604,961	$49,936
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
3	U.S. 10 Year Note (CBT)	6/21/23	$(335,733)	$(345,609)	$(9,876)
13	U.S. 10 Year Ultra Note (CBT)	6/21/23	(1,526,835)	(1,578,891)	(52,056)
			$(1,862,568)	$(1,924,500)	$(61,932)
TOTAL FUTURES CONTRACTS			$3,692,457	$3,680,461	$(11,996)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
Amundi Climate Transition Core Bond Fund |  | 4/30/236

Schedule of Investments  |  4/30/23
(unaudited) (continued)
The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$243,159	$—	$243,159
Commercial Mortgage-Backed Securities	—	1,015,710	—	1,015,710
Corporate Bonds	—	9,161,771	—	9,161,771
Foreign Government Bonds	—	1,009,731	—	1,009,731
U.S. Government and Agency Obligations	—	8,275,299	—	8,275,299
Total Investments in Securities	$—	$19,705,670	$—	$19,705,670
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(11,996)	$—	$—	$(11,996)
Total Other Financial Instruments	$(11,996)	$—	$—	$(11,996)
During the period ended April 30, 2023, there were no transfers in or out of Level 3.
7Amundi Climate Transition Core Bond Fund |  | 4/30/23